COMBINED FINANCIAL INFORMATION - Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ 382,275	$ 465,357
Items not involving current cash flows	(196,583)	(294,790)
Changes in working capital balances	(2,945)	3,777
Other operating activities	684	(16,456)
Cash provided by operating activities	183,431	157,888
INVESTING ACTIVITIES
Property acquisitions	(930,878)	(549,120)
Proceeds from disposals, net	85,536	681,319
Investment property capital additions - Maintenance or improvements	(2,889)	(17,799)
Investment property capital additions - Developments or expansions	(27,407)	(15,378)
Acquisition deposits		(33,086)
Other investing activities	(456)	29,925
Cash provided by (used in) investing activities	(876,094)	95,861
FINANCING ACTIVITIES
Distributions paid	(136,897)	(125,131)
Other financing activities	480,422	449,314
Cash provided by (used in) financing activities	343,525	324,183
Effect of exchange rate changes	(10,431)	11,295
Net (decrease) increase in cash and cash equivalents during the year	(359,569)	589,227
Granite REIT
OPERATING ACTIVITIES
Net income	382,275	465,357
Items not involving current cash flows	(196,583)	(294,790)
Changes in working capital balances	(2,423)	3,410
Other operating activities	684	(16,456)
Cash provided by operating activities	183,953	157,521
INVESTING ACTIVITIES
Property acquisitions	(930,878)	(549,120)
Proceeds from disposals, net	85,536	681,319
Investment property capital additions - Maintenance or improvements	(2,889)	(17,799)
Investment property capital additions - Developments or expansions	(27,407)	(15,378)
Acquisition deposits		(33,086)
Other investing activities	(456)	29,925
Cash provided by (used in) investing activities	(876,094)	95,861
FINANCING ACTIVITIES
Distributions paid	(136,897)	(125,131)
Other financing activities	480,422	449,314
Cash provided by (used in) financing activities	343,525	324,183
Effect of exchange rate changes	(10,431)	11,295
Net (decrease) increase in cash and cash equivalents during the year	(359,047)	588,860
Granite GP
OPERATING ACTIVITIES
Net income	4	5
Items not involving current cash flows	(4)	(5)
Changes in working capital balances	(522)	367
Cash provided by operating activities	(522)	367
FINANCING ACTIVITIES
Net (decrease) increase in cash and cash equivalents during the year	(522)	367
Eliminations/Adjustments
OPERATING ACTIVITIES
Net income	(4)	(5)
Items not involving current cash flows	$ 4	$ 5